PENSION AND POST-RETIREMENT BENEFIT PLANS - Pension Plans with Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3,170	$ 3,632
Accumulated benefit obligation	3,170	3,632
Fair value of plan assets	0	0
U.K.
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	4,037	3,938
Accumulated benefit obligation	4,037	3,938
Fair value of plan assets	$ 0	$ 0